Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-5
Start - End Dates:	3/2018 TO 7/2018
Deal Loan Count:	219
Report Run Date:	08/21/2018

Conditions Report 2.0

Loans in Report:	219
Loans with Conditions:	150

38 - Total Active Conditions
38 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Credit/Mtg History
37 - Compliance Review Scope
15 - Category: Federal Consumer Protection
2 - Category: RESPA
4 - Category: Right of Rescission
16 - Category: TILA/RESPA Integrated Disclosure
295 - Total Satisfied Conditions

65 - Credit Review Scope
4 - Category: Application
7 - Category: Assets
4 - Category: Credit/Mtg History
14 - Category: DTI
13 - Category: Income/Employment
8 - Category: Insurance
9 - Category: Legal Documents
4 - Category: Terms/Guidelines
2 - Category: Title
17 - Property Valuations Review Scope
11 - Category: Appraisal
1 - Category: FEMA
5 - Category: Property
213 - Compliance Review Scope
22 - Category: Ability to Repay/Qualified Mortgage
2 - Category: APR Tolerance
4 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Federal Consumer Protection
4 - Category: Finance Charge Tolerance
13 - Category: RESPA
5 - Category: Right of Rescission
1 - Category: State Consumer Protection
160 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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